Supplemental Consolidated Statements of Income Information (Components of Other Operating (Income) Expense, Net) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Component Of Other Operating Income And Expense [Line Items]
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net	[1]	¥ (12,801)	¥ (1,557)	¥ (29,613)
(Gain) loss on sale, disposal or impairment of assets, net	[2]	29,778	46,928	38,599
Other		(1,495)
Other operating (income) expense, net		(3,611)	(71,568)	4,072
AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd
Component Of Other Operating Income And Expense [Line Items]
Gain on remeasurement of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. shares	[3]	(1,827)
EMI Music Publishing
Component Of Other Operating Income And Expense [Line Items]
Gain on remeasurement of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. shares	[3]		¥ (116,939)
SRE shares [Member]
Component Of Other Operating Income And Expense [Line Items]
Gain on remeasurement and sale of SRE shares	[4]	¥ (17,266)
Sony City Osaki
Component Of Other Operating Income And Expense [Line Items]
Gain on sale of building	[5]			¥ (4,914)

[1]	Refer to Notes 25 and 26.
[2]	Refer to Notes 9, 13, 20 and 26.
[3]	Refer to Notes 5 and 25.
[4]	Refer to Note 5.
[5]	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.